Reportable Segments - Schedule of Gross Revenue Classified by Major Geographic Areas (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues	$ 251,984	$ 251,984	$ 231,306	$ 231,306	$ 486,030	$ 486,030	$ 443,864	$ 443,864	$ 941,265	$ 857,155	$ 786,778
United States
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		226,278	212,407		433,269		408,561		858,242	803,002	754,498
Foreign
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		25,706	18,899		52,761		35,303		83,023	54,153	32,280
INF
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues	101,425	101,425	100,845	100,845	202,261	202,261	191,096	191,096	403,241	374,986	395,878
INF | United States
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		101,425	100,845		202,261		191,096		403,241	374,986	395,878
INF | Foreign
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues
BTS
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues	75,455	75,455	63,607	63,607	145,649	145,649	123,582	123,582	255,598	222,804	232,577
BTS | United States
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		53,829	48,606		102,654		95,979		189,493	184,338	204,036
BTS | Foreign
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		21,626	15,001		42,995		27,603		66,105	38,466	28,541
GEO
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues	$ 75,104	75,104	66,854	$ 66,854	138,120	$ 138,120	129,186	$ 129,186	282,426	259,365	158,323
GEO | United States
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		71,024	62,956		128,354		121,486		265,508	243,678	154,584
GEO | Foreign
Schedule of Gross Revenue Classified by Major Geographic Areas [Line Items]
Total gross revenues		$ 4,080	$ 3,898		$ 9,766		$ 7,700		$ 16,918	$ 15,687	$ 3,739